Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Convertible Corporate Bonds (0.1%)	Shares/ Par +	Value $ (000’s)
Financial (0.1%)
Corestate Capital Holding SA 1.375%, 11/28/22 EUR ¥	800,000	633

Total		633

Total Convertible Corporate Bonds (Cost: $816)		633

Corporate Bonds (52.8%)
Basic Materials (1.6%)
ALROSA Finance SA 4.650%, 4/9/24 144A	500,000	504
Arconic Rolled Products Corp. 6.125%, 2/15/28 144A	100,000	102
Georgia-Pacific LLC 8.875%, 5/15/31	200,000	306
Indonesia Asahan Aluminium Persero PT 5.230%, 11/15/21 144A	300,000	300
INEOS Finance PLC 2.875%, 5/1/26 144A EUR ¥	2,700,000	2,680
INEOS Styrolution Group GmbH 2.250%, 1/16/27 EUR ¥	200,000	165
MMK International Capital DAC 4.375%, 6/13/24 144A	1,400,000	1,386
Sappi Papier Holding GmbH 3.125%, 4/15/26 EUR ¥	100,000	80
Sasol Financing USA LLC 5.875%, 3/27/24	700,000	294
Syngenta Finance NV
4.441%, 4/24/23 144A	200,000	188
4.892%, 4/24/25 144A	5,900,000	5,786
5.182%, 4/24/28 144A	2,800,000	2,391

Total		14,182

Communications (6.9%)
Altice Financing SA
5.000%, 1/15/28 144A	200,000	177
7.500%, 5/15/26 144A	5,171,000	5,029
Altice France Holding S.A. 8.000%, 5/15/27 EUR ¥,Æ	1,000,000	1,065
Altice France SA 8.125%, 2/1/27 144A	3,200,000	3,336
AT&T, Inc.
3.400%, 5/15/25	500,000	517
4.125%, 2/17/26	500,000	533
4.900%, 8/15/37	200,000	224
5.300%, 8/15/58 b	6,200,000	7,305
Baidu, Inc. 3.875%, 9/29/23	200,000	207
CenturyLink, Inc. 4.000%, 2/15/27 144A	100,000	95
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.200%, 3/15/28	1,700,000	1,745
4.464%, 7/23/22	2,400,000	2,479
4.800%, 3/1/50	200,000	208
5.125%, 7/1/49	3,300,000	3,510

Corporate Bonds (52.8%)	Shares/ Par +	Value $ (000’s)
Communications continued
5.375%, 4/1/38	100,000	108
CommScope Technologies LLC 5.000%, 3/15/27 144A	100,000	87
Connect Finco SARL / Connect US Finco LLC 6.750%, 10/1/26 144A	2,700,000	2,231
Deutsche Telekom International Finance 8.750%, 6/15/30	700,000	955
DISH DBS Corp.
5.125%, 5/1/20	1,982,000	1,967
6.750%, 6/1/21	3,200,000	3,245
Intelsat Jackson Holdings SA
5.500%, 8/1/23	700,000	431
8.500%, 10/15/24 144A	200,000	126
9.750%, 7/15/25 144A	100,000	63
Koninklijke KPN NV 5.750%, 9/17/29 GBP §,¥	750,000	1,101
Netflix, Inc. 3.875%, 11/15/29 144A EUR ¥	3,900,000	4,201
Qwest Corp. 7.250%, 9/15/25	500,000	508
RCS & RDS SA 3.250%, 2/5/28 EUR ¥	100,000	95
SFR Group SA 7.375%, 5/1/26 144A	7,600,000	7,676
Sprint Communications, Inc. 11.500%, 11/15/21	400,000	441
Sprint Corp.
7.125%, 6/15/24	100,000	110
7.250%, 9/15/21	700,000	721
7.250%, 2/1/28 144A	200,000	201
7.875%, 9/15/23	500,000	551
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 3/20/28 144A	1,300,000	1,385
Telecom Italia Capital SA 6.000%, 9/30/34	400,000	396
Time Warner Cable LLC
5.875%, 11/15/40	300,000	316
6.750%, 6/15/39	200,000	227
UPCB Finance IV, Ltd. 4.000%, 1/15/27 EUR §,¥	315,000	338
Verizon Communications, Inc.
4.522%, 9/15/48	100,000	126
4.672%, 3/15/55	1,119,000	1,425
5.012%, 4/15/49	2,449,000	3,304
5.250%, 3/16/37	200,000	256
Virgin Media Secured Finance PLC
4.875%, 1/15/27 GBP §,¥	3,100,000	3,552
5.000%, 4/15/27 144A GBP ¥	500,000	590

Total		63,163

Multi-Sector Bond Portfolio

Corporate Bonds (52.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical (5.2%)
Adient Global Holdings, Ltd. 3.500%, 8/15/24 EUR ¥	100,000	72
American Airlines Pass Through Trust, Series 2011-1, Class A 5.250%, 7/31/22	65,092	64
BMW Finance NV 2.250%, 8/12/22 144A	400,000	383
Continental Airlines Pass Through Trust, Series 2010-1, Class A 4.750%, 7/12/22	40,763	41
FCE Bank PLC
0.086%, (Euribor 3 Month ACT/360 plus 0.500%), 8/26/20 EUR §,¥	100,000	107
0.869%, 9/13/21 EUR §,¥	400,000	393
1.875%, 6/24/21 EUR §,¥	100,000	101
Ford Motor Credit Co. LLC
0.017%, (Euribor 3 Month ACT/360 plus 0.430%), 5/14/21 EUR ¥	200,000	207
0.025%, (Euribor 3 Month ACT/360 plus 0.420%), 12/7/22 EUR ¥	400,000	341
0.050%, (Euribor 3 Month ACT/360 plus 0.370%), 12/1/21 EUR ¥	1,200,000	1,158
2.728%, (ICE LIBOR USD 3 Month plus 0.880%), 10/12/21	200,000	184
2.927%, (ICE LIBOR USD 3 Month plus 1.235%), 2/15/23	200,000	158
3.021%, 3/6/24 EUR ¥	900,000	805
3.096%, 5/4/23	500,000	442
3.350%, 11/1/22	1,400,000	1,288
4.063%, 11/1/24	3,200,000	2,904
5.014%, (ICE LIBOR USD 3 Month plus 3.140%), 1/7/22	200,000	162
5.584%, 3/18/24	600,000	557
5.596%, 1/7/22	1,500,000	1,451
General Motors Financial Co., Inc.
2.900%, 2/26/25	600,000	519
3.450%, 4/10/22	300,000	277
5.100%, 1/17/24	1,200,000	1,105
Hilton Domestic Operating Co., Inc. 4.875%, 1/15/30	400,000	340
Hilton Worldwide Finance Corp. 4.875%, 4/1/27	700,000	665
IHO Verwaltungs GmbH
3.625%, 5/15/25 EUR ¥	800,000	699
3.750%, 9/15/26 EUR §,¥	4,600,000	3,934
Jaguar Land Rover Automotive PLC
3.875%, 3/1/23 GBP ¥	100,000	91
5.875%, 11/15/24 EUR ¥	2,300,000	1,868
6.875%, 11/15/26 EUR ¥	3,200,000	2,537
John Lewis PLC 4.250%, 12/18/34 GBP ¥	700,000	620
Las Vegas Sands Corp.
3.500%, 8/18/26	100,000	91
3.900%, 8/8/29	100,000	87
Marks & Spencer PLC
3.000%, 12/8/23 GBP §,¥	300,000	357
4.750%, 6/12/25 GBP §,¥	900,000	1,101
Marriott Ownership Resorts, Inc. 6.500%, 9/15/26	150,000	131
Melco Resorts Finance, Ltd. 4.875%, 6/6/25 144A	400,000	368

Corporate Bonds (52.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
5.375%, 12/4/29 144A	500,000	430
MGM Resorts International 7.750%, 3/15/22	300,000	297
Mitchells & Butlers Finance PLC
0.937%, (ICE LIBOR GBP 3 Month plus 0.450%), 12/15/30 GBP §,¥	1,274,416	1,463
1.191%, (ICE LIBOR USD 3 Month plus 0.450%), 12/15/30 §	231,712	213
6.469%, 9/15/32 GBP §,¥	200,000	291
QVC, Inc. 4.375%, 3/15/23	2,000,000	1,891
Sands China, Ltd.
4.600%, 8/8/23	300,000	307
5.400%, 8/8/28	3,200,000	2,998
Toll Brothers Finance Corp.
4.350%, 2/15/28	100,000	91
4.875%, 3/15/27	1,200,000	1,122
Travis Perkins PLC
4.375%, 9/15/21 GBP §,¥	200,000	230
4.500%, 9/7/23 GBP §,¥	1,900,000	2,010
US Airways Pass-Through Trust, Series 2012- 1, Class A 5.900%, 4/1/26	877,532	884
Volkswagen Bank GmbH 1.250%, 6/10/24 EUR ¥	800,000	840
Volkswagen Financial Services Aktiengesellschaft 0.875%, 4/12/23 EUR ¥	200,000	212
Volkswagen Group of America Finance LLC 4.000%, 11/12/21 144A	2,500,000	2,473
Volkswagen Leasing GmbH 2.625%, 1/15/24 EUR ¥	1,800,000	2,002
Wynn Macau, Ltd. 5.125%, 12/15/29 144A	1,100,000	924
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125%, 10/1/29 144A	800,000	728
ZF North America Capital, Inc.	144A	144A
4.500%, 4/29/22 144A	436,000	407
4.750%, 4/29/25 144A	2,232,000	1,872
Total		47,293

Consumer, Non-cyclical (2.7%)
AA Bond Co., Ltd.
2.750%, 7/31/43 GBP ¥	100,000	111
2.875%, 7/31/43 GBP §,¥	2,900,000	3,393
4.248%, 7/31/43 GBP ¥	800,000	974
4.875%, 7/31/43 GBP §,¥	200,000	230
5.500%, 7/31/43 GBP §,¥	400,000	319
Adani Ports & Special Economic Zone Ltd. 4.000%, 7/30/27	300,000	239
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC 4.875%, 2/15/30 144A	200,000	198
Allergan Funding SCS 1.500%, 11/15/23 EUR ¥	400,000	451
Amgen, Inc. 4.663%, 6/15/51	1,041,000	1,311
Bacardi, Ltd. 4.700%, 5/15/28 144A	2,900,000	3,101

Multi-Sector Bond Portfolio

Corporate Bonds (52.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
BAT Capital Corp.
3.222%, 8/15/24	100,000	100
3.557%, 8/15/27	500,000	471
Centene Corp.	144A	144A
4.250%, 12/15/27 144A	200,000	200
4.625%, 12/15/29 144A	500,000	503
4.750%, 1/15/25 144A	200,000	202
CVS Pass-Through Trust	144A	144A
4.704%, 1/10/36 144A	407,197	480
5.926%, 1/10/34 144A	690,727	786
7.507%, 1/10/32 144A	71,188	93
Hamilton College 4.750%, 7/1/13	100,000	127
HCA, Inc.
4.500%, 2/15/27	100,000	103
4.750%, 5/1/23	2,655,000	2,720
5.875%, 2/1/29	100,000	106
Imperial Brands Finance PLC 3.500%, 7/26/26 144A	200,000	185
Kraft Heinz Foods Co. 3.950%, 7/15/25	100,000	98
Pfizer, Inc. 5.800%, 8/12/23	200,000	225
RAC Bond Co. PLC 4.870%, 5/6/46 GBP §,¥	500,000	610
Teva Pharmaceutical Finance Co. BV 3.650%, 11/10/21	2,600,000	2,496
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	700,000	673
Teva Pharmaceutical Finance Netherlands II BV
1.125%, 10/15/24 EUR ¥	600,000	546
1.250%, 3/31/23 EUR §,¥	720,000	696
3.250%, 4/15/22 EUR ¥	800,000	839
6.000%, 1/31/25 EUR ¥	1,500,000	1,608
Total		24,194

Diversified (0.1%)
Co-operative Group Holdings 2011, Ltd. 6.875%, 7/8/20 GBP §,¥	600,000	727
Stena International SA 6.125%, 2/1/25 144A	400,000	336
Total		1,063

Energy (9.3%)
Aker BP ASA 4.750%, 6/15/24 144A	1,000,000	839
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27	100,000	90
CNOOC Finance 2013, Ltd. 3.000%, 5/9/23	500,000	510
Constellation Oil Services Holding SA 10.000%, 11/9/24 144A	29,420	4
Constellation Oil Services Holding SA 10.000%, 11/9/24 144A	201,429	60
Continental Resources, Inc. 4.375%, 1/15/28	1,400,000	650
Dolphin Energy, Ltd. 5.500%, 12/15/21 144A	1,000,000	993
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	200,000	235

Corporate Bonds (52.8%)	Shares/ Par +	Value $ (000’s)
Energy continued
Enable Midstream Partners LP 4.950%, 5/15/28	1,200,000	599
Energy Transfer Operating LP
2.900%, 5/15/25	100,000	84
3.750%, 5/15/30	200,000	157
4.650%, 6/1/21	200,000	195
5.000%, 5/15/50	200,000	154
5.250%, 4/15/29	100,000	85
7.500%, 7/1/38	1,700,000	1,799
Energy Transfer Partners LP 3.600%, 2/1/23	100,000	89
EQT Corp.
6.125%, 2/1/25	5,500,000	4,236
7.000%, 2/1/30	1,000,000	745
Gazprom Neft OAO Via GPN Capital SA 6.000%, 11/27/23 §	3,000,000	3,145
Greenko Solar Mauritius Ltd 5.550%, 1/29/25 144A	1,000,000	830
Harvest Operations Corp. 2.330%, 4/14/21 144A	2,970,000	3,005
Kinder Morgan Energy Partners LP 6.550%, 9/15/40	2,382,000	2,564
Kinder Morgan, Inc. 7.750%, 1/15/32	1,216,000	1,403
MPLX LP 4.250%, 12/1/27 144A	100,000	87
Newfield Exploration Co. 5.625%, 7/1/24	2,100,000	1,127
NGPL PipeCo LLC 7.768%, 12/15/37 144A	3,900,000	3,886
Noble Holding International, Ltd. 7.875%, 2/1/26 144A	400,000	96
Novatek OAO via Novatek Finance, Ltd. 6.604%, 2/3/21 §	200,000	204
NuStar Logistics LP
5.625%, 4/28/27	1,400,000	1,076
6.000%, 6/1/26	200,000	148
Occidental Petroleum Corp. 2.684%, (ICE LIBOR USD 3 Month plus 0.950%), 2/8/21	100,000	79
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 12/1/21 §	357,023	300
7.350%, 12/1/26 §,Þ	1,542,963	494
Odebrecht Oil & Gas Finance, Ltd. 0.000%, 2/9/18 §	782,000	7
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	600,000	225
Pertamina Persero PT 6.500%, 11/7/48 144A	3,800,000	4,177
Petrobras Global Finance BV
5.375%, 10/1/29 GBP ¥	1,800,000	1,973
6.625%, 1/16/34 GBP ¥	300,000	343
6.900%, 3/19/49	300,000	292
Petroleos de Venezuela SA
5.375%, 4/12/27 §,j	6,500,000	390
5.500%, 4/12/37 §,j	4,300,000	258
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,¥	1,100,000	792
3.750%, 2/21/24 EUR §,¥	400,000	351
4.750%, 2/26/29 EUR §,¥	7,300,000	5,555

Multi-Sector Bond Portfolio

Corporate Bonds (52.8%)	Shares/ Par +	Value $ (000’s)
Energy continued
4.875%, 2/21/28 EUR §,¥	600,000	476
5.625%, 1/23/46	378,000	235
5.950%, 1/28/31 144A	100,000	69
6.490%, 1/23/27 144A	700,000	516
6.500%, 3/13/27	3,200,000	2,368
6.625%, 6/15/35	1,600,000	1,076
6.625%, 6/15/38	2,000,000	1,305
6.840%, 1/23/30 144A	1,500,000	1,085
6.840%, 1/23/30	100,000	72
7.690%, 1/23/50 144A	1,880,000	1,307
Plains All American Pipeline LP / PAA Finance Corp.
4.300%, 1/31/43	300,000	178
4.900%, 2/15/45	2,500,000	1,688
5.150%, 6/1/42	1,300,000	860
6.650%, 1/15/37	277,000	223
QEP Resources, Inc. 5.625%, 3/1/26	700,000	256
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838%, 9/30/27 144A	2,300,000	2,427
Regency Energy Partners LP / Regency Energy Finance Corp.
4.500%, 11/1/23	300,000	272
5.000%, 10/1/22	1,100,000	1,002
5.875%, 3/1/22	800,000	751
Reliance Holdings USA, Inc. 4.500%, 10/19/20 §	300,000	302
Rio Oil Finance Trust, Series 2014-1
9.250%, 7/6/24 144A	1,337,853	1,308
9.250%, 7/6/24 §	1,170,621	1,144
Rio Oil Finance Trust, Series 2014-3 9.750%, 1/6/27 §	439,554	415
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	900,000	885
5.625%, 3/1/25	4,900,000	4,498
5.750%, 5/15/24	800,000	751
5.875%, 6/30/26	400,000	381
Sunoco LP / Sunoco Finance Corp. 4.875%, 1/15/23	100,000	97
Tallgrass Energy Partners LP 5.500%, 1/15/28 144A	8,400,000	4,368
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.500%, 3/1/30 144A	1,200,000	933
Transocean Guardian, Ltd. 5.875%, 1/15/24 144A	4,926,500	3,941
Transocean Poseidon, Ltd. 6.875%, 2/1/27 144A	200,000	162
Transocean, Inc. 8.000%, 2/1/27 144A	100,000	48
Valaris PLC
5.750%, 10/1/44	200,000	13
8.000%, 1/31/24	80,000	7
Western Midstream Operating, LP
3.100%, 2/1/25	1,200,000	628
4.050%, 2/1/30	2,450,000	1,078
5.250%, 2/1/50	1,900,000	779
Williams Partners LP 3.600%, 3/15/22	2,500,000	2,423
Total		84,658

Corporate Bonds (52.8%)	Shares/ Par +	Value $ (000’s)
Financial (24.0%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 7/21/27	500,000	387
4.250%, 7/1/20	150,000	148
4.450%, 12/16/21	150,000	134
4.450%, 4/3/26	900,000	772
4.875%, 1/16/24	1,200,000	1,028
5.000%, 10/1/21	3,450,000	3,095
Aircastle, Ltd. 4.250%, 6/15/26	300,000	257
Ally Financial, Inc.
4.250%, 4/15/21	246,000	240
8.000%, 11/1/31	1,371,000	1,576
Avolon Holdings Funding, Ltd.	144A	144A
5.125%, 10/1/23 144A	500,000	432
5.500%, 1/15/23 144A	800,000	718
Banca Monte dei Paschi di Siena SpA 5.375%, 1/18/28 EUR ¥	5,300,000	3,074
Banco Bradesco SA 2.850%, 1/27/23 144A	600,000	567
Banco BTG Pactual SA 4.500%, 1/10/25 144A	500,000	435
Banco do Brasil SA 4.625%, 1/15/25 144A	1,100,000	1,067
Banco Votorantim SA 4.500%, 9/24/24	200,000	180
Bank of America Corp.
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	973,000	1,005
4.000%, 4/1/24	1,081,000	1,152
5.875%, (ICE LIBOR USD 3 Month plus 2.931%), 12/31/99	4,500,000	4,560
Bank of Ireland
7.375%, (Effective 6/18/20 - Euro Swap Annual 5 Year plus 6.956%), 12/29/49 EUR §,¥	600,000	635
Barclays Bank PLC 7.625%, 11/21/22	2,000,000	2,046
Barclays PLC
2.375%, (GBP Swap Semi-Annual 1 Year plus 1.320%), 10/6/23 GBP §,¥	200,000	241
3.250%, 2/12/27 GBP §,¥	1,500,000	1,763
3.650%, 3/16/25	3,100,000	3,032
4.610%, (ICE LIBOR USD 3 Month plus 1.400%), 2/15/23	3,100,000	3,154
8.000%, (Euro Swap Annual 5 Year plus 6.750%), 12/15/49 EUR ¥	1,300,000	1,358
BNP Paribas SA
4.705%, (ICE LIBOR USD 3 Month plus 2.235%), 1/10/25 144A	6,400,000	6,669
BPCE SA 2.375%, 1/14/25 144A	200,000	186
Cantor Fitzgerald LP	144A	144A
4.875%, 5/1/24 144A	100,000	100
6.500%, 6/17/22 144A	200,000	206
China Evergrande Group 8.250%, 3/23/22	3,100,000	2,496
CIT Group, Inc.
5.000%, 8/15/22	272,000	265
5.000%, 8/1/23	100,000	96
5.250%, 3/7/25	100,000	97

Multi-Sector Bond Portfolio

Corporate Bonds (52.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
Citigroup, Inc. 3.400%, 5/1/26	600,000	643
Cooperatieve Rabobank UA
5.500%, (Euro Swap Annual 5 Year plus 5.250%), 1/22/49 EUR §,¥	900,000	948
6.625%, (Euro Swap Annual 5 Year plus 6.697%), 12/29/49 EUR §,¥	2,600,000	2,731
Country Garden Holdings Co., Ltd. 6.500%, 4/8/24	600,000	588
CPI Property Group SA
1.625%, 4/23/27 EUR ¥	400,000	398
2.125%, 10/4/24 EUR §,¥	400,000	431
4.750%, 3/8/23	1,300,000	1,351
Credit Agricole Assurances SA
4.250%, (Euro Swap Annual 5 Year plus 4.500%), 12/31/49 EUR §,¥	2,000,000	2,227
Credit Suisse AG
6.500%, 8/8/23 144A	7,400,000	7,508
6.500%, 8/8/23 §	1,700,000	1,725
Deutsche Annington Finance BV 5.000%, 10/2/23 144A	300,000	324
Deutsche Bank AG
0.031%, (Euribor 3 Month ACT/360 plus 0.500%), 12/7/20 EUR §,¥	700,000	764
2.868%, (ICE LIBOR USD 3 Month plus 1.230%), 2/27/23	2,200,000	1,803
3.150%, 1/22/21	400,000	391
3.375%, 5/12/21	2,000,000	1,930
3.961%, (US SOFR plus 2.581%), 11/26/25	1,000,000	925
4.250%, 2/4/21	900,000	864
4.250%, 10/14/21	4,500,000	4,281
5.000%, 2/14/22	6,000,000	5,917
The Doctors Co. 6.500%, 10/15/23 144A	300,000	328
Emerald Bay SA 0.000%, 10/15/20 144A EUR ¥	3,796,000	4,040
EPR Properties 3.750%, 8/15/29	100,000	75
Equinix, Inc. 2.875%, 3/15/24 EUR ¥	1,200,000	1,276
Fairfax Financial Holdings, Ltd. 2.750%, 3/29/28 144A EUR ¥	500,000	530
Fairstone Financial, Inc. 7.875%, 7/15/24 144A	100,000	94
Freedom Mortgage Corp.
8.125%, 11/15/24 144A	3,690,000	2,973
8.250%, 4/15/25 144A	1,000,000	785
10.750%, 4/1/24 144A	900,000	783
GE Capital European Funding Unlimited Co.
0.800%, 1/21/22 EUR ¥	400,000	431
2.250%, 7/20/20 EUR ¥	200,000	221
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	500,000	540
GE Capital UK Funding Unlimited Co. 5.125%, 5/24/23 GBP ¥	500,000	655
Globalworth Real Estate Investments, Ltd. 3.000%, 3/29/25 EUR ¥	2,000,000	2,173
GLP Capital LP / GLP Financing II, Inc. 3.350%, 9/1/24	100,000	88

Corporate Bonds (52.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
5.750%, 6/1/28	400,000	353
The Goldman Sachs Group, Inc.
1.941%, (ICE LIBOR USD 3 Month plus 1.200%), 9/15/20	200,000	200
3.449%, (ICE LIBOR USD 3 Month plus 1.770%), 2/25/21	200,000	196
3.750%, 5/22/25	2,700,000	2,795
3.850%, 7/8/24	1,000,000	1,045
4.000%, 3/3/24	400,000	419
5.750%, 1/24/22	400,000	424
Growthpoint Properties International Pty, Ltd. 5.872%, 5/2/23 144A	300,000	276
HBOS PLC 5.374%, 6/30/21 EUR ¥	600,000	672
Hospitality Properties Trust
4.350%, 10/1/24	200,000	147
4.750%, 10/1/26	4,900,000	3,717
The Howard Hughes Corp. 5.375%, 3/15/25 144A	300,000	290
HSBC Holdings PLC
3.600%, 5/25/23	2,100,000	2,133
3.900%, 5/25/26	2,600,000	2,645
4.300%, 3/8/26	3,000,000	3,203
ING Groep NV
5.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 4.342%), 12/31/99	1,800,000	1,558
6.750%, (5 Year ICE Swap Rate plus 4.204%), 12/31/99	900,000	772
International Lease Finance Corp.
5.875%, 8/15/22	400,000	358
8.250%, 12/15/20	2,100,000	2,087
8.625%, 1/15/22	400,000	388
Intesa Sanpaolo SpA
3.250%, 9/23/24 144A	300,000	280
4.000%, 9/23/29 144A	200,000	182
5.017%, 6/26/24 144A	2,700,000	2,755
6.500%, 2/24/21 144A	4,100,000	4,155
Itau Unibanco Holding SA 2.900%, 1/24/23 144A	200,000	190
Jefferies Finance LLC / JFIN Co-Issuer Corp.
6.250%, 6/3/26 144A	1,400,000	1,295
7.250%, 8/15/24 144A	1,600,000	1,376
Kennedy Wilson Europe Real Estate PLC 3.950%, 6/30/22 GBP §,¥	2,700,000	3,385
LeasePlan Corp NV 2.875%, 10/24/24 144A	300,000	294
Lloyds Banking Group PLC
2.250%, 10/16/24 GBP §,¥	2,000,000	2,397
4.450%, 5/8/25	3,500,000	3,749
Logicor Financing SARL 3.250%, 11/13/28 EUR ¥	600,000	660
Macquarie Group, Ltd. 6.250%, 1/14/21 144A	300,000	306
Morgan Stanley 4.000%, 7/23/25	3,600,000	3,853
Nationwide Building Society
4.363%, (ICE LIBOR USD 3 Month plus 1.392%), 8/1/24 144A	4,500,000	4,521

Multi-Sector Bond Portfolio

Corporate Bonds (52.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
Navient Corp.
6.625%, 7/26/21	1,300,000	1,332
7.250%, 1/25/22	400,000	391
NN Group NV
4.500%, (Euribor 3 Month ACT/360 plus 4.000%), 7/15/49 EUR §,¥	2,600,000	2,885
OMEGA Healthcare Investors, Inc.
4.500%, 1/15/25	100,000	97
4.950%, 4/1/24	100,000	99
Oxford Finance LLC / Oxford Finance Co- Issuer II, Inc. 6.375%, 12/15/22 144A	200,000	193
Park Aerospace Holdings, Ltd.
4.500%, 3/15/23 144A	3,900,000	3,383
5.250%, 8/15/22 144A	650,000	587
5.500%, 2/15/24 144A	400,000	344
Quicken Loans, Inc. 5.250%, 1/15/28 144A	2,900,000	2,836
Royal Bank of Scotland Group PLC
2.000%, (Euribor 3 Month ACT/360 plus 2.039%), 3/8/23 EUR ¥	1,600,000	1,737
2.500%, 3/22/23 EUR §,¥	100,000	109
4.519%, (ICE LIBOR USD 3 Month plus 1.550%), 6/25/24	200,000	201
4.800%, 4/5/26	2,800,000	2,783
4.892%, (ICE LIBOR USD 3 Month plus 1.754%), 5/18/29	3,700,000	3,920
7.500%, (USD Swap Semi-Annual 5 Year plus 5.800%), 12/29/49	2,600,000	2,384
8.625%, (USD 5 Year Swap Rate plus 7.598%), 12/29/49	2,100,000	2,048
Santander UK Group Holdings PLC 3.125%, 1/8/21	2,100,000	2,095
3.823%, (ICE LIBOR USD 3 Month plus
1.400%), 11/3/28	4,000,000	4,215
6.750%, (GBP Swap Semi-Annual 5 Year plus 5.792%), 12/31/99 GBP §,¥	1,390,000	1,390
Santander UK PLC 2.100%, 1/13/23	1,000,000	970
Sberbank of Russia Via SB Capital SA 6.125%, 2/7/22	1,700,000	1,756
Springleaf Finance Corp.
6.125%, 3/15/24	500,000	494
6.875%, 3/15/25	1,900,000	1,914
7.125%, 3/15/26	1,700,000	1,664
7.750%, 10/1/21	100,000	100
8.250%, 12/15/20	100,000	100
Sunac China Holdings, Ltd.
7.350%, 7/19/21	200,000	194
8.350%, 4/19/23	1,600,000	1,496
8.375%, 1/15/21	2,400,000	2,376
8.625%, 7/27/20	600,000	593
Synovus Bank 2.289%, (US SOFR plus 0.945%), 2/10/23	250,000	246
Tesco Property Finance 3 PLC 5.744%, 4/13/40 GBP §,¥	96,501	148
Tesco Property Finance 6 PLC 5.411%, 7/13/44 GBP §,¥	2,663,548	4,001
TP ICAP PLC 5.250%, 1/26/24 GBP §,¥	3,700,000	4,491

Corporate Bonds (52.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
TrustCo Bank Corp. 6.390%, 1/15/50 144A	200,000	184
UBS AG 7.625%, 8/17/22	4,400,000	4,532
UBS Group Funding AG 4.125%, 9/24/25 144A	700,000	727
UniCredit SpA
3.750%, 4/12/22 144A	200,000	198
5.738%, (ICE LIBOR USD 3 Month plus 3.900%), 1/14/22 144A	1,550,000	1,458
6.572%, 1/14/22 144A	700,000	713
7.830%, 12/4/23 144A	4,200,000	4,483
The Unique Pub Finance Co. PLC
5.659%, 6/30/27 GBP §,¥	432,070	590
7.395%, 3/28/24 GBP §,¥	400,000	552
Virgin Money UK PLC
3.125%, 6/22/25 GBP ¥	100,000	115
3.375%, 4/24/26 GBP ¥	100,000	114
4.000%, 9/25/26 GBP ¥	500,000	579
4.000%, 9/3/27 GBP ¥	200,000	230
VIVAT NV
2.375%, 5/17/24 EUR §,¥	700,000	776
7.000%, 12/31/99 EUR ¥	200,000	182
Weyerhaeuser Co. 7.375%, 3/15/32	1,500,000	1,770
Total		217,763

Industrial (1.3%)
Aeropuerto Internacional de Tocumen SA 6.000%, 11/18/48 144A	300,000	324
Bombardier, Inc.
6.000%, 10/15/22 144A	200,000	150
6.125%, 1/15/23 144A	400,000	282
DAE Funding LLC
4.000%, 8/1/20 144A	3,020,000	2,959
5.000%, 8/1/24 144A	400,000	362
Fortress Transportation & Infrastructure 6.750%, 3/15/22 144A	900,000	833
General Electric Co.
0.375%, 5/17/22 EUR ¥	700,000	739
5.550%, 5/4/20	100,000	100
5.550%, 1/5/26	200,000	216
5.875%, 1/14/38	100,000	117
6.875%, 1/10/39	100,000	125
Greif, Inc. 6.500%, 3/1/27 144A	300,000	288
Lima Metro Line 2 Finance, Ltd. 5.875%, 7/5/34 144A	326,596	349
Pacific National Finance Pty, Ltd. 4.625%, 9/23/20 144A	500,000	506
Russian Railways Via RZD Capital PLC 7.487%, 3/25/31 GBP §,¥	1,500,000	2,323
Standard Industries, Inc.
2.250%, 11/21/26 EUR ¥	1,300,000	1,138
4.750%, 1/15/28 144A	950,000	875
Total		11,686

Multi-Sector Bond Portfolio

Corporate Bonds (52.8%)	Shares/ Par +	Value $ (000’s)
Other Holdings (–%)
Constellation Oil Services Holding SA Escrow 9.000%, 11/9/24 *,Æ	201,001	–
Total		–

Technology (1.2%)
Dell International LLC / EMC Corp.	144A	144A
5.300%, 10/1/29 144A	4,300,000	4,183
6.020%, 6/15/26 144A	300,000	319
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.450%, 6/15/23 144A	1,100,000	1,129
8.100%, 7/15/36 144A	300,000	345
EMC Corp. 2.650%, 6/1/20	480,000	477
Micron Technology, Inc. 4.663%, 2/15/30	100,000	104
NXP BV / NXP Funding LLC
4.875%, 3/1/24 144A	1,700,000	1,815
5.350%, 3/1/26 144A	1,600,000	1,730
Quintiles IMS, Inc. 3.250%, 3/15/25 144A EUR ¥	500,000	538
Total		10,640

Utilities (0.5%)
Adani Electricity Mumbai, Ltd. 3.949%, 2/12/30 144A	300,000	246
Centrais Eletricas Brasileiras SA 4.625%, 2/4/30 144A	300,000	265
Edison International 5.750%, 6/15/27	100,000	104
Electricite de France SA 4.500%, 9/21/28 144A	900,000	992
Exelon Generation Co. LLC 4.250%, 6/15/22	500,000	500
FirstEnergy Corp. 7.375%, 11/15/31	400,000	538
Nakilat, Inc.
6.067%, 12/31/33 §	1,000,000	1,120
6.267%, 12/31/33 144A	528,766	595
National Fuel Gas Co. 5.200%, 7/15/25	300,000	272
Puget Energy, Inc. 5.625%, 7/15/22	200,000	200
Total		4,832

Total Corporate Bonds (Cost: $530,084)		479,474

Governments (21.5%)
Governments (21.5%)
Angolan Government International Bond 8.000%, 11/26/29 144A	1,600,000	648
Arab Republic of Egypt 5.625%, 4/16/30 144A EUR ¥	1,550,000	1,300
Argentine Republic Government International Bond
3.375%, 1/15/23 EUR ¥	950,000	262
4.470%, 12/31/38 EUR ¥	11,130,000	3,186
5.000%, 1/15/27 EUR §,¥	4,900,000	1,327
5.250%, 1/15/28 EUR ¥	250,000	64
38.040%, (Argentina Blended Historical Policy Rate plus 1.000%), 6/21/20 ARS ¥	2,420,000	18

Governments (21.5%)	Shares/ Par +	Value $ (000’s)
Governments continued
Australian Government 4.250%, 4/21/26 AUD §,¥	2,400,000	1,806
Autonomous Community of Catalonia 4.900%, 9/15/21 EUR ¥	800,000	933
Banque Centrale de Tunisie International Bond 5.625%, 2/17/24 EUR ¥	300,000	272
Colombia Government International Bond 5.000%, 6/15/45	6,000,000	6,150
Dominican Republic International Bond
6.500%, 2/15/48 144A	2,800,000	2,464
6.875%, 1/29/26 §	500,000	498
Ecuador Government International Bond
8.875%, 10/23/27 144A	900,000	226
8.875%, 10/23/27	1,500,000	377
9.650%, 12/13/26 144A	1,000,000	260
9.650%, 12/13/26	400,000	104
10.750%, 1/31/29 144A	1,600,000	452
Egypt Government International Bond
4.750%, 4/11/25 144A EUR ¥	800,000	768
6.375%, 4/11/31 144A EUR ¥	400,000	347
6.375%, 4/11/31 EUR ¥	1,400,000	1,216
Export-Import Bank of India 3.375%, 8/5/26	600,000	570
Federal Republic of Nigeria 7.875%, 2/16/32	2,800,000	1,960
Ghana Government International Bond
7.875%, 3/26/27 144A	600,000	443
8.125%, 3/26/32 144A	400,000	282
8.950%, 3/26/51 144A	600,000	420
8.950%, 3/26/51	200,000	140
Ivory Coast Government International Bond
5.875%, 10/17/31 EUR ¥	300,000	282
6.875%, 10/17/40 EUR ¥	400,000	376
Kenya Government International Bond 8.000%, 5/22/32 144A	700,000	642
Oman Government International Bond
6.500%, 3/8/47 §	1,800,000	1,175
6.750%, 1/17/48 144A	2,600,000	1,716
6.750%, 1/17/48	1,500,000	990
Panama Government International Bond
6.700%, 1/26/36	1,900,000	2,439
8.125%, 4/28/34	100,000	132
Perusahaan Penerbit SBSN Indonesia III 3.400%, 3/29/22 144A	600,000	597
Provincia de Buenos Aires
37.463%, (Argentina Private Banks Deposit Rates Index plus 3.750%), 4/12/25 144A ARS ¥	740,000	5
Republic of Costa Rica 7.158%, 3/12/45 §	800,000	640
Republic of Croatia 6.625%, 7/14/20 §	5,000,000	5,028
Republic of Indonesia
3.375%, 7/30/25 144A EUR ¥	800,000	898
3.750%, 6/14/28 144A EUR ¥	1,900,000	2,221
3.750%, 6/14/28 EUR §,¥	2,200,000	2,572
4.125%, 1/15/25	1,900,000	1,951
Republic of Kazakhstan 5.125%, 7/21/25 §	5,200,000	5,592

Multi-Sector Bond Portfolio

Governments (21.5%)	Shares/ Par +	Value $ (000’s)
Governments continued
Republic of South Africa Government International Bond
4.850%, 9/30/29	1,200,000	982
4.875%, 4/14/26	600,000	535
5.750%, 9/30/49	500,000	362
5.875%, 9/16/25	5,900,000	5,660
The Republic of Trinidad & Tobago 4.500%, 8/4/26 §	400,000	368
Romanian Government International Bond 4.125%, 3/11/39 EUR ¥	1,500,000	1,650
Russian Federation 5.625%, 4/4/42 §	2,000,000	2,432
Saudi International Bond
2.875%, 3/4/23	600,000	599
4.000%, 4/17/25	3,900,000	4,050
4.500%, 10/26/46 b	8,800,000	8,916
Senegal Government International Bond
4.750%, 3/13/28 144A EUR ¥	100,000	99
4.750%, 3/13/28 EUR ¥	400,000	398
6.250%, 5/23/33 144A	400,000	358
Sri Lanka Government International Bond
7.550%, 3/28/30	1,600,000	880
7.850%, 3/14/29	500,000	290
State of Qatar
4.500%, 4/23/28	1,100,000	1,204
4.817%, 3/14/49	800,000	942
5.103%, 4/23/48	1,200,000	1,455
Turkey Government International Bond
4.625%, 3/31/25 EUR ¥	1,800,000	1,822
4.875%, 10/9/26	4,000,000	3,380
5.125%, 3/25/22 b	12,600,000	12,183
5.125%, 2/17/28	4,300,000	3,601
5.600%, 11/14/24	400,000	367
5.750%, 3/22/24	3,300,000	3,072
6.125%, 10/24/28	400,000	352
7.250%, 12/23/23	1,100,000	1,075
7.625%, 4/26/29	1,600,000	1,524
Ukraine Government International Bond
4.375%, 1/27/30 EUR ¥	1,600,000	1,408
6.750%, 6/20/26 144A EUR ¥	600,000	585
7.375%, 9/25/32 §	500,000	453
7.750%, 9/1/20 §	5,400,000	5,280
7.750%, 9/1/21	4,600,000	4,416
8.994%, 2/1/24 144A	1,000,000	924
9.750%, 11/1/28 144A	1,300,000	1,262
United Mexican States
4.500%, 1/31/50	600,000	593
4.600%, 1/23/46	4,700,000	4,676
US Treasury
1.875%, 8/31/24 b	7,310,000	7,792
2.125%, 3/31/24 b	3,970,000	4,252
2.125%, 11/30/24 b	3,400,000	3,676
2.250%, 11/15/24 b	15,910,000	17,279
2.250%, 2/15/27 b	150,000	167
2.375%, 8/15/24 b	3,700,000	4,024
2.500%, 1/31/24 b	10,590,000	11,467
2.750%, 2/15/24 b	8,700,000	9,513
2.875%, 11/30/23 b	4,230,000	4,625
Venezuela Government International Bond 6.000%, 12/9/20 §,j	32,000	3

Governments (21.5%)	Shares/ Par +	Value $ (000’s)
Governments continued
7.000%, 3/31/38 §,j	204,000	18
7.650%, 4/21/25 §,j	1,955,000	176
8.250%, 10/13/24 §,j	356,000	32
9.000%, 5/7/23 §,j	32,000	3
9.250%, 5/7/28 §,j	1,241,000	112
9.375%, 1/13/34 j	1,400,000	126
Total		195,167

Total Governments (Cost: $219,927)		195,167

Municipal Bonds (1.1%)
Municipal Bonds (1.1%)
American Municipal Power, Inc., Series 2010-B 7.834%, 2/15/41 RB	100,000	146
Bay Area Toll Authority, California, Series 2010 6.918%, 4/1/40 RB	200,000	295
City of Riverside CA Electric Revenue 7.605%, 10/1/40 RB	200,000	327
Irvine Ranch California Water District 6.622%, 5/1/40 RB	100,000	146
Los Angeles County California Public Works Financing Authority 7.618%, 8/1/40 RB	200,000	318
Metropolitan Government of Nashville & Davidson County Tennessee 6.568%, 7/1/37 RB	100,000	144
Municipal Electric Authority of Georgia 6.655%, 4/1/57 RB	99,000	132
New York City Transitional Finance Authority 5.508%, 8/1/37 RB	300,000	392
New York State Urban Development Corp. 5.770%, 3/15/39 RB	100,000	109
Port Authority of New York & New Jersey, Series 165 5.647%, 11/1/40 RB	1,100,000	1,479
Port Authority of New York & New Jersey, Series 168 4.926%, 10/1/51 RB	200,000	248
San Diego County Regional Airport Authority, Series C 6.628%, 7/1/40 RB	100,000	101
San Diego Redevelopment Agency, Series A 7.625%, 9/1/30 RB	100,000	102
State of California 7.950%, 3/1/36 GO	900,000	904
State of Illinois
6.630%, 2/1/35 GO	245,000	264
6.725%, 4/1/35 GO	95,000	103
7.350%, 7/1/35 GO	200,000	224
Texas Public Finance Authority 8.250%, 7/1/24 RB	175,000	172
Tobacco Settlement Finance Authority of West Virginia, Series A 7.467%, 6/1/47 RB	1,065,000	1,031
Tobacco Settlement Financing Corp. of Virginia, Series 2007-A 6.706%, 6/1/46 RB	3,240,000	2,799

Multi-Sector Bond Portfolio

Municipal Bonds (1.1%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds continued
Triborough Bridge & Tunnel Authority 5.550%, 11/15/40 RB	800,000	974
Total Municipal Bonds (Cost: $8,465)		10,410

Structured Products (16.1%)
Asset Backed Securities (5.0%)
Accredited Mortgage Loan Trust, Series 2005- 3, Class M3
1.427%, (ICE LIBOR USD 1 Month plus 0.480%), 9/25/35	50,000	45
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1
1.847%, (ICE LIBOR USD 1 Month plus 0.900%), 12/25/34	72,480	62
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2
1.742%, (ICE LIBOR USD 1 Month plus 0.795%), 1/25/35	46,002	41
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4
1.922%, (ICE LIBOR USD 1 Month plus 0.975%), 7/25/35	100,000	97
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C
1.097%, (ICE LIBOR USD 1 Month plus 0.150%), 7/25/36	7,670,466	2,288
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2
1.947%, (ICE LIBOR USD 1 Month plus 1.000%), (AFC), 3/25/35	138,129	125
Aircraft Certificate Owner Trust, Series 2003- 1A, Class E 7.001%, 9/20/22 144A	19,718	21
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1
1.817%, (ICE LIBOR USD 1 Month plus 0.870%), 7/25/34	27,256	26
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1
1.950%, (ICE LIBOR USD 1 Month plus 1.245%), 8/15/33	27,816	25
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4
1.847%, (ICE LIBOR USD 1 Month plus 0.900%), 6/25/35	200,000	182
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2
1.147%, (ICE LIBOR USD 1 Month plus 0.200%), 12/25/36	30,280	30
Bear Stearns Asset Backed Securities I Trust, Series 2007-AQ1, Class A1
1.057%, (ICE LIBOR USD 1 Month plus 0.110%), 4/25/31	5,071	8
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A2
1.147%, (ICE LIBOR USD 1 Month plus 0.200%), 4/25/37	26,537	66
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1
2.197%, (ICE LIBOR USD 1 Month plus 1.250%), 8/25/37	163,465	150

Structured Products (16.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Carlyle Global Market Strategies, Series 2015-1A, Class A2MZ
1.527%, (ICE LIBOR USD 1 Month plus 0.580%), 1/25/35	784,058	723
Citigroup Mortgage Loan Trust, Series 2005- HE3, Class M2
1.667%, (ICE LIBOR USD 1 Month plus 0.720%), 9/25/35	9,728	10
Citigroup Mortgage Loan Trust, Series 2007- AHL1, Class A2C
1.157%, (ICE LIBOR USD 1 Month plus 0.210%), 12/25/36	100,000	85
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4
2.522%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/34	100,000	87
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6 4.740%, (AFC), 10/25/35	2,092	2
Countrywide Asset-Backed Certificates, Series 2005-AB4, Class 2A4
1.297%, (ICE LIBOR USD 1 Month plus 0.350%), 3/25/36	84,092	63
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5 4.701%, (AFC), 7/25/36	100,000	90
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3
1.117%, (ICE LIBOR USD 1 Month plus 0.170%), 5/25/37	35,734	35
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A
1.087%, (ICE LIBOR USD 1 Month plus 0.140%), 6/25/37	561,777	451
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3
1.237%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/36	40,654	39
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3
1.237%, (ICE LIBOR USD 1 Month plus 0.290%), 8/25/36	69,585	66
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2
1.267%, (ICE LIBOR USD 1 Month plus 0.320%), 2/25/37	900,000	536
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3
1.087%, (ICE LIBOR USD 1 Month plus 0.140%), 7/25/37	34,218	30
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A
1.787%, (ICE LIBOR USD 1 Month plus 0.840%), 10/25/47	2,285,012	2,065
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A
1.147%, (ICE LIBOR USD 1 Month plus 0.200%), 6/25/47	1,026,581	803

Multi-Sector Bond Portfolio

Structured Products (16.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1
1.497%, (ICE LIBOR USD 1 Month plus 0.550%), (AFC), 5/25/47 144A	1,625,634	1,239
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1
1.567%, (ICE LIBOR USD 1 Month plus 0.620%), 1/25/32	4,561	4
Ellington Loan Acquisition Trust, Series 2007-2, Class A1
1.997%, (ICE LIBOR USD 1 Month plus 1.050%), 5/25/37 144A	326,756	292
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4
1.097%, (ICE LIBOR USD 1 Month plus 0.150%), 7/25/36	644	1
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4
1.087%, (ICE LIBOR USD 1 Month plus 0.140%), 9/25/36	47,318	45
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A5 04/25/36	200,000	179
Fremont Home Loan Trust, Series 2005-2, Class M4
1.877%, (ICE LIBOR USD 1 Month plus 0.930%), 6/25/35	300,000	232
GSAA Home Equity Trust, Series 2006-17, Class A1
1.007%, (ICE LIBOR USD 1 Month plus 0.060%), 11/25/36	57,363	20
GSAMP Trust, Series 2004-WF, Class M2
2.597%, (ICE LIBOR USD 1 Month plus 1.650%), 10/25/34	31,728	29
GSAMP Trust, Series 2007-FM2, Class A2B
1.037%, (ICE LIBOR USD 1 Month plus 0.090%), 1/25/37	198,737	112
GSAMP Trust, Series 2007-NC1, Class A2A
0.997%, (ICE LIBOR USD 1 Month plus 0.050%), 12/25/46	15,703	8
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4
1.287%, (ICE LIBOR USD 1 Month plus 0.340%), 4/25/37	500,000	317
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A2
1.107%, (ICE LIBOR USD 1 Month plus 0.160%), 7/25/37	385,054	208
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4
1.337%, (ICE LIBOR USD 1 Month plus 0.390%), 11/25/35	264,825	240
Lehman XS Trust, Series 2005-4, Class 1A3
1.747%, (ICE LIBOR USD 1 Month plus 0.800%), 10/25/35	11,309	11
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4
1.247%, (ICE LIBOR USD 1 Month plus 0.300%), 2/25/36	67,524	55

Structured Products (16.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4
1.217%, (ICE LIBOR USD 1 Month plus 0.270%), 5/25/46	316,391	116
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A
1.097%, (ICE LIBOR USD 1 Month plus 0.150%), 5/25/36	1,376,099	817
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1
1.847%, (ICE LIBOR USD 1 Month plus 0.900%), 4/25/34	124,579	117
MASTR Asset Backed Securities Trust, Series 2006-FRE2, Class A1
1.097%, (ICE LIBOR USD 1 Month plus 0.150%), 3/25/36 b	13,027,692	10,033
MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A2
1.047%, (ICE LIBOR USD 1 Month plus 0.100%), 8/25/36	2,232,931	780
MASTR Asset Backed Securities Trust, Series 2006-WMC4, Class A5
1.097%, (ICE LIBOR USD 1 Month plus 0.150%), 10/25/36	981,069	361
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1
1.397%, (ICE LIBOR USD 1 Month plus 0.450%), 2/25/47	914,197	569
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2
1.652%, (ICE LIBOR USD 1 Month plus 0.705%), 1/25/35	162,120	135
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5
1.937%, (ICE LIBOR USD 1 Month plus 0.990%), 6/25/35	278,349	267
Morgan Stanley ABS Capital I, Inc. Trust,Series 2006-HE7, Class A2C
1.107%, (ICE LIBOR USD 1 Month plus 0.160%), 9/25/36	72,157	34
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C
1.087%, (ICE LIBOR USD 1 Month plus 0.140%), 10/25/36	67,952	31
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C
1.197%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/37	66,681	31
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1
1.847%, (ICE LIBOR USD 1 Month plus 0.900%), 7/25/32	1,620	2
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC1, Class M1
2.522%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/32	65,155	63
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1
2.297%, (ICE LIBOR USD 1 Month plus 1.350%), 2/25/33	27,966	26

Multi-Sector Bond Portfolio

Structured Products (16.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B
1.107%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 9/25/37	493,015	462
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2
1.742%, (ICE LIBOR USD 1 Month plus 0.795%), (AFC), 8/25/35	69,109	68
RAAC Series, Series 2007-RP4, Class A
1.977%, (ICE LIBOR USD 1 Month plus 0.350%), (AFC), 11/25/46 144A	276,238	236
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M3
1.427%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 9/25/35	206,496	202
Residential Asset Securities Corp., Series 2006-EMX1, Class M1
1.357%, (ICE LIBOR USD 1 Month plus 0.410%), (AFC), 1/25/36	75,389	74
Residential Asset Securities Corp., Series 2007-KS1, Class A3
1.097%, (ICE LIBOR USD 1 Month plus 0.150%), (AFC), 1/25/37	138,268	133
Residential Asset Securities Corp., Series 2007-KS3, Class AI4
1.287%, (ICE LIBOR USD 1 Month plus 0.340%), (AFC), 4/25/37	1,600,000	1,354
Saxon Asset Securities Trust, Series 2006-1, Class M1
1.412%, (ICE LIBOR USD 1 Month plus 0.465%), (AFC), 3/25/36	375,453	339
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2
1.907%, (ICE LIBOR USD 1 Month plus 0.960%), 1/25/36	67,192	52
SLM Private Education Loan Trust, Series 2011-B, Class A3
2.955%, (ICE LIBOR USD 1 Month plus 2.250%), 6/16/42 144A	44,757	45
Soundview Home Loan Trust, Series 2005-3, Class M3
1.772%, (ICE LIBOR USD 1 Month plus 0.825%), 6/25/35	68,660	67
Soundview Home Loan Trust, Series 2006-2, Class M2
1.297%, (ICE LIBOR USD 1 Month plus 0.350%), 3/25/36	400,000	359
Soundview Home Loan Trust, Series 2006-3, Class A3
1.107%, (ICE LIBOR USD 1 Month plus 0.160%), 11/25/36	144,626	140
Soundview Home Loan Trust, Series 2006- OPT2, Class A4
1.227%, (ICE LIBOR USD 1 Month plus 0.280%), 5/25/36	200,000	179
Soundview Home Loan Trust, Series 2006- OPT3, Class M1
1.257%, (ICE LIBOR USD 1 Month plus 0.310%), 6/25/36	6,692,343	3,961

Structured Products (16.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3
1.922%, (ICE LIBOR USD 1 Month plus 0.975%), 12/25/35	249,245	235
Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1
1.922%, (ICE LIBOR USD 1 Month plus 0.975%), 10/25/33	138,841	135
Structured Asset Investment Loan Trust, Series 2005-7, Class M2
1.712%, (ICE LIBOR USD 1 Month plus 0.765%), 8/25/35	500,000	449
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3
1.097%, (ICE LIBOR USD 1 Month plus 0.150%), 9/25/36	20,404	19
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2001-WF1, Class A 6
1.157%, (ICE LIBOR USD 1 Month plus 0.210%), 2/25/37	102,142	94
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4
1.117%, (ICE LIBOR USD 1 Month plus 0.170%), 12/25/36	339,179	310
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A
1.207%, (ICE LIBOR USD 1 Month plus 0.260%), 3/25/36 144A	1,264,204	1,196
Venture XIV CLO, Ltd., Series 14A, Class ARR
2.668%, (ICE LIBOR USD 3 Month plus 1.030%), 8/28/29 144A	5,500,000	5,275
Venture XXV CLO Ltd., Series 25A, Class AR
3.049%, (ICE LIBOR USD 3 Month plus 1.230%), 4/20/29 144A	5,000,000	4,824
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 1A
1.097%, (ICE LIBOR USD 1 Month plus 0.150%), 1/25/37	167,114	124
Total		44,957

Mortgage Securities (11.1%)
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
3.033%, (ICE LIBOR USD 6 Month plus 1.500%), (AFC), 9/25/45	1,487	1
Banc of America Funding Trust, Series 2005- H, Class 5A1 4.071%, (CSTR), 11/20/35	135,869	114
Banc of America Funding Trust, Series 2006- J, Class 4A1 4.184%, (CSTR), 1/20/47	55,079	48
Banc of America Funding Trust, Series 2007- 6, Class A1
1.237%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/37	71,543	62
Barclays Capital LLC, Series 2009-RR14, Class 2A2 4.034%, (CSTR), 7/26/36 144A	28,834	23

Multi-Sector Bond Portfolio

Structured Products (16.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Barclays Capital LLC, Series 2009-RR5, Class 3A3 6.250%, (CSTR), 8/26/36 144A	2,735,995	1,887
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A 4.343%, (CSTR), 7/25/34	2,845	3
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1 3.965%, (CSTR), 11/25/36	172,316	135
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3 6.000%, 9/25/37	4,598	5
Citigroup Mortgage Loan Trust, Series 2007- 10, Class 22AA 4.128%, (CSTR), 9/25/37	13,592	12
Citigroup Mortgage Loan Trust, Series 2007- 10, Class 2A3A 4.645%, (CSTR), 9/25/37	54,291	46
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1 5.750%, 1/25/35	18,064	18
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
1.103%, (ICE LIBOR USD 1 Month plus 0.330%), 11/20/35	6,672	5
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
3.446%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36	18,348	15
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3 5.500%, 1/25/36	190,920	152
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1 6.500%, 8/25/32	4,397	4
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13 6.000%, 2/25/37	137,264	72
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1
1.447%, (ICE LIBOR USD 1 Month plus 0.500%), 4/25/36	437,418	157
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1 4.039%, (CSTR), 5/25/36	13,833	11
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B
0.963%, (ICE LIBOR USD 1 Month plus 0.190%), 9/20/46	17,377	14
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A
0.968%, (ICE LIBOR USD 1 Month plus 0.195%), 12/20/46	34,164	25
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1
0.983%, (ICE LIBOR USD 1 Month plus 0.210%), 5/20/46	443,505	300

Structured Products (16.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
0.983%, (ICE LIBOR USD 1 Month plus 0.210%), 7/20/46	11,101	7
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2 6.000%, 5/25/37	242,581	112
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1
1.087%, (ICE LIBOR USD 1 Month plus 0.140%), 4/25/47	41,598	34
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1 3.391%, (CSTR), 10/25/35	14,368	10
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1 3.774%, (CSTR), 12/20/35	5,982	5
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-16, Class 2A1 6.500%, 11/25/36	21,324	13
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1 6.000%, 5/25/36	160,983	110
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1
2.926%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.960%), 4/25/46	40,230	16
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A2
1.217%, (ICE LIBOR USD 1 Month plus 0.270%), 4/25/46	1,066,087	390
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HYB1, Class 3A1 3.414%, (CSTR), 3/25/37	12,012	10
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.500%, 4/25/33	1,127	1
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3 5.500%, 12/25/35	466,495	411
EMF-NL BV, Series 2008-APRX, Class A2
0.407%, (Euribor 3 Month ACT/360 plus 0.800%), 4/17/41 EUR §,¥	156,646	162
Eurosail-NL BV, Series 2007-NL2X, Class A
1.107%, (Euribor 3 Month ACT/360 plus 1.500%), 10/17/40 EUR §,¥	91,199	99
Federal National Mortgage Association 3.000%, 12/1/49 b	9,157,258	9,598
Federal National Mortgage Association TBA
2.500%, 4/15/50 b	12,700,000	13,160
2.500%, 6/11/50	1,700,000	1,754
3.000%, 6/13/49 b	27,300,000	28,527
4.000%, 5/13/49 b	33,600,000	35,865
Federal National Mortgage Association, Series 2003-W6, Class F
1.977%, (ICE LIBOR USD 1 Month plus 0.350%), 9/25/42	22,459	22

Multi-Sector Bond Portfolio

Structured Products (16.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5 5.750%, 5/25/37	250,868	160
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 4.398%, (CSTR), 9/25/35	3,825	4
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6 6.000%, 2/25/36	117,091	81
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1 3.932%, (CSTR), 1/25/36	1,998	2
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1 3.800%, (CSTR), 3/25/47	10,832	8
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A
1.060%, (ICE LIBOR USD 1 Month plus 0.310%), (AFC), 11/19/35	11,616	9
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A
2.138%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 6/19/35	21,461	20
HomeBanc Mortgage Trust, Series 2005-1, Class A1
1.197%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/35	6,439	5
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A
1.167%, (ICE LIBOR USD 1 Month plus 0.220%), 11/25/35	1,142,706	899
Impac Secured Assets Trust, Series 2007-1, Class A2
1.107%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 3/25/37	70,431	64
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1 4.087%, (CSTR), 10/25/34	20,762	19
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A
1.427%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 7/25/35	1,984	2
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A
1.247%, (ICE LIBOR USD 1 Month plus 0.300%), 7/25/35	13,237	11
JP Morgan Mortgage Trust, Series 2005- ALT1, Class 2A1 3.917%, (CSTR), 10/25/35	10,712	9
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1 4.182%, (CSTR), 7/25/35	10,084	9
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1 3.809%, (CSTR), 6/25/37	62,293	47
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1
1.797%, (ICE LIBOR USD 1 Month plus 0.170%), 2/25/37	628	1

Structured Products (16.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3
1.327%, (ICE LIBOR USD 1 Month plus 0.380%), 8/25/35	12,478	12
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1 3.617%, (CSTR), 12/25/35	169,713	135
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A 3.678%, (CSTR), 2/25/36	3,570	3
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1 3.828%, (CSTR), 5/25/36	13,878	12
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A 3.888%, (CSTR), 7/25/35	34,888	31
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1 4.315%, (CSTR), 8/25/35	5,529	5
Nomura Resecuritization Trust, Series 2014- 1R, Class 2A1
2.540%, (ICE LIBOR USD 1 Month plus 0.130%), 2/26/37 144A	117,173	117
Residential Accredit Loans, Inc., Series 2006- QA7, Class 1A1
1.137%, (ICE LIBOR USD 1 Month plus 0.190%), 8/25/36	10,006	9
Residential Accredit Loans, Inc., Series 2006- QA8, Class A1
1.137%, (ICE LIBOR USD 1 Month plus 0.190%), 9/25/36	23,768	19
Residential Accredit Loans, Inc., Series 2007- QA1, Class A1
1.087%, (ICE LIBOR USD 1 Month plus 0.140%), 1/25/37	18,504	17
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2 6.500%, 4/25/37	3,423,240	1,339
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1
1.267%, (ICE LIBOR USD 1 Month plus 0.320%), 10/25/35	60,227	52
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
3.625%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36	533,160	461
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1
1.127%, (ICE LIBOR USD 1 Month plus 0.180%), (AFC), 7/25/46	241,253	184
Suntrust Alternative Loan Trust, Series 2005- 1F, Class 1A1
1.597%, (ICE LIBOR USD 1 Month plus 0.650%), 12/25/35	16,975	13
Towd Point Mortgage Funding, Series 2019- GR4A, Class A1
1.724%, (ICE LIBOR GBP 3 Month plus 1.025%), 10/20/51 144A GBP ¥	2,512,990	3,031

Multi-Sector Bond Portfolio

Structured Products (16.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6 3.773%, (CSTR, AFC), 2/25/33	962	1
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3 3.655%, (CSTR), 10/25/36	27,956	22
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1 3.668%, (CSTR), 3/25/36	220,564	186
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1 3.881%, (CSTR), 8/25/36	12,060	10
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1 3.655%, (CSTR), 2/25/37	4,298	3
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2 2.666%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 0.700%), 4/25/47	373,279	261
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1 4.750%, (CSTR), 7/25/37	50,132	42
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1 4.138%, (CSTR), 4/25/36	56,648	53
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1 4.424%, (CSTR), 11/25/37	46,692	39
Total		100,822
Total Structured Products (Cost: $147,088)		145,779

Bank Loan Obligations (3.6%)
Bank Loan Obligations (3.6%)
Altice Financing SA, 4.070%, 01/31/26	1,193,893	1,084
Altice France SA, 4.070%, (US LIBOR plus 2.750%), 7/31/25	197,964	179
CenturyLink, Inc., 3.570%, (ICE LIBOR USD 1 Month plus 2.250%), 3/15/27	5,379,740	4,899
Charter Communications Operating LLC, 3.070%, (ICE LIBOR USD 1 Month plus 1.750%), 2/1/27	3,441,704	3,290
CommScope, Inc., 4.570%, (US LIBOR plus 3.250%), 4/6/26	497,500	468
Connect Finco SARL, 5.820%, (ICE LIBOR USD 1 Month plus 4.500%), 12/11/26	1,200,000	954
Dell International LLC, 3.320%, (ICE LIBOR USD 1 Month plus 2.000%), 9/19/25	1,473,266	1,403
Enterprise Merger Sub, Inc., 5.070%, (US LIBOR plus 3.750%), 10/10/25	493,750	249
Financial & Risk US Holdings, Inc., 3.210%, (Euribor 3 Month ACT/360 plus 3.250%), 10/1/25 EUR¥	997,475	1,045
Grifols SA, 2.210%, (Euribor 3 Month ACT/360 plus 2.250%), 11/15/27 EUR¥	1,995,000	2,090
Hilton Worldwide Finance LLC, 3.070%, (US LIBOR plus 1.750%), 6/22/26	1,120,295	1,038
INEOS Finance PLC, 1.960%, (Euribor 3 Month plus 2.000%), 4/1/24 EUR¥	3,421,250	3,443

Bank Loan Obligations (3.6%)	Shares/ Par +	Value $ (000’s)
Bank Loan Obligations continued
Jefferies Finance LLC, 4.570%, (ICE LIBOR USD 3 Month plus 3.750%), 6/3/26	99,250	82
MPH Acquisition Holdings LLC, 4.070%, (ICE LIBOR USD 3 Month plus 2.750%), 6/7/23	1,000,000	895
Pacific Gas & Electric Co., 3.570%, (US LIBOR plus 3.970%), 12/31/20	3,375,000	3,324
Pacific Gas & Electric Co., 3.570%, (US LIBOR plus 2.250%), 12/31/20	1,125,000	1,108
PCF GmbH, 4.960%, 08/1/24 EUR¥	2,800,000	1,760
Sigma Bidco BV, 3.460%, (Euribor 3 Month plus 3.500%), 7/2/25 EUR¥	1,600,000	1,590
Sprint Communications, Inc., 3.820%, (ICE LIBOR USD 3 Month plus 2.500%), 2/2/24	1,989,744	1,975
Valeant Pharmaceuticals International, Inc., 4.320%, (US LIBOR plus 3.000%), 6/2/25	334,650	318
Ziggo Finance Partnership BV, 3.820%, (ICE LIBOR USD 1 Month plus 2.500%), 4/30/28	1,555,228	1,431
Total Bank Loan Obligations (Cost: $37,023)		32,625

Short-Term Investments (17.9%)
Governments (2.3%)
Argentine Republic Treasury Bill
0.000%, 2/26/20 ARS¥	210,000	2
32.393%, 8/28/20 ARS¥	662,000	7
Central Bank of Argentina 51.000%, 5/13/20 ARS¥	3,772,500	29
Spain Letras del Tesoro 0.010%, 5/8/20 EUR¥,b	18,900,000	20,850
Total		20,888

Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320%#	4,510,531	4,511
Total		4,511

Repurchase Agreements (15.1%)
Bank of America repurchase (Purchased on 3/30/20, to be repurchased at $13,100,004, collateralized by US Treasury Inflation Index, 1.75%, due 7/31/21, par and fair value of $13,068,000 and $13,338,038, respectively) 0.010%, 4/1/20	13,100,000	13,100
Bank of America repurchase (Purchased on 3/31/20, to be repurchased at $4,800,000, collateralized by US Treasury Bond, 3%, due 5/15/47, par and fair value of $3,542,000 and $4,918,122, respectively) 0.000%, 4/2/20	4,800,000	4,800
Deutsche Bank AG repurchase (Purchased on 3/31/20, to be repurchased at $36,900,010, collateralized by US Treasury Note, 2.5%, due 2/15/46, par and fair value of $29,769,000 and $37,571,734, respectively) 0.010%, 4/1/20	36,900,000	36,900

Deutsche Bank AG repurchase (Purchased on 3/31/20, to be repurchased at $45,200,000, collateralized by US Treasury Bond, 2.75%, due 11/15/47, par and fair value of $34,422,000 and $45,703,273, respectively)

Multi-Sector Bond Portfolio

Short-Term Investments (17.9%)	Shares/ Par +	Value $ (000’s)
Repurchase Agreements continued
0.000%, 4/2/20	45,200,000	45,200
JP Morgan repurchase (Purchased on 3/31/20, to be repurchased at $36,900,000, collateralized by US Treasury Bond, 2.625%, due 11/15/20, par and fair value of $36,716,000 and $37,278,214, respectively)

Short-Term Investments (17.9%)	Shares/ Par +	Value $ (000’s)
Repurchase Agreements continued
0.000%, 4/1/20	36,900,000	36,900
Total		136,900

Total Short-Term Investments (Cost: $162,348)		162,299

Total Investments (113.1%) (Cost: $1,105,751)@		1,026,387

Other Assets, Less Liabilities (-13.1%)		(118,570)

Net Assets (100.0%)		907,817

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Euro-Bobl Future	Long	EUR	7,100	71	6/20	$10,588	$(57)	$(23)
Euro-Bund Future	Long	EUR	5,100	51	6/20	9,703	(115)	(62)
Euro-Buxl Future	Long	EUR	2,000	20	6/20	4,630	(176)	(101)
Ten-Year US Treasury Note Future	Long	USD	38,400	384	6/20	53,256	1,293	(54)
Two-Year US Treasury Note Future	Long	USD	11,200	56	6/20	12,341	178	(2)
Ultra Long Term US Treasury Bond Future	Long	USD	24,700	247	6/20	54,803	4,785	(803)
							$5,908	$(1,045)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month USD-LIBOR	2.500%	12/24	27,900	USD	$(969)	$(1,685)	$(2,654)	$(22)
3-Month USD-LIBOR	1.619%	3/30	5,800	USD	–	(514)	(514)	8
3-Month USD-LIBOR	1.260%	3/30	5,700	USD	–	(302)	(302)	8
6-Month GBP-LIBOR	0.750%	3/30	600	GBP	6	(18)	(12)	1
6-Month GBP-LIBOR	0.750%	3/50	600	GBP	14	(46)	(32)	8
					$(949)	$(2,565)	$(3,514)	$3

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month Canada Bankers Acceptances	2.500%	6/29	10,800	CAD	$199	$754	$953	$(6)
3-Month USD-LIBOR	2.995%	5/28	300	USD	–	56	56	–p
6-Month Euribor	(0.150)%	6/25	13,000	EUR	113	(61)	52	(16)
6-Month Euribor	(0.050)%	10/29	1,800	EUR	–	(2)	(2)	(4)
6-Month Euribor	0.150%	6/30	1,700	EUR	1	29	30	(4)
					$313	$776	$1,089	$(30)

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX Emerging Markets Index	1.000%	6/24	3.489%	9,900	USD	$(396)	$(567)	$(963)	$112
Markit CDX North America High Yield Index	5.000%	6/24	6.418%	34,241	USD	1,778	(3,522)	(1,744)	(495)
Markit CDX North America High Yield Index	5.000%	12/24	6.601%	34,888	USD	2,084	(4,260)	(2,176)	(540)
Markit CDX North America Investment Grade Index	1.000%	6/24	1.024%	300	USD	5	(5)	–p	(1)
Markit CDX North America Investment Grade Index	1.000%	12/24	1.079%	48,400	USD	892	(1,068)	(176)	(130)
Markit CDX North America Investment Grade Index	1.000%	12/24	3.735%	70,500	USD	(3,361)	(4,831)	(8,192)	351
Markit CDX North America Investment Grade Index	1.000%	6/25	3.438%	7,300	USD	(810)	(30)	(840)	(9)
Markit CDX North America Investment Grade Index	1.000%	6/25	1.141%	30,300	USD	(514)	308	(206)	(79)
						$(322)	$(13,975)	$(14,297)	$(791)

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
AT&T, Inc.	1.000%	6/24	1.978%	300	USD	$(1)	$(10)	$(11)	$	–p
Atlantia SpA	1.000%	12/20	6.959%	1,300	EUR	(26)	(33)	(59)		–p
Casino Guichard Perrachon SA	1.000%	12/20	6.809%	2,600	EUR	(65)	(26)	(91)		–p
Casino Guichard Perrachon SA	1.000%	12/21	6.909%	1,000	EUR	(42)	(52)	(94)		4
Casino Guichard Perrachon SA	5.000%	12/22	7.265%	1,100	EUR	(9)	(45)	(54)		5
Casino Guichard Perrachon SA	1.000%	6/23	7.416%	500	EUR	(51)	(36)	(87)		3
Casino Guichard Perrachon SA	1.000%	12/23	7.657%	600	EUR	(79)	(41)	(120)		4
Ford Motor Co.	5.000%	6/23	9.309%	2,900	USD	319	(640)	(321)		(20)
Ford Motor Co.	5.000%	12/23	9.312%	200	USD	28	(53)	(25)		(1)
Ford Motor Co.	5.000%	12/23	9.312%	700	USD	76	(162)	(86)		(3)
Ford Motor Credit Co.	5.000%	12/23	9.008%	400	USD	39	(83)	(44)		(7)
General Electric Co.	1.000%	12/23	1.948%	2,800	USD	(103)	9	(94)		9
General Electric Co.	1.000%	6/24	2.039%	900	USD	(7)	(30)	(37)		3
General Electric Co.	1.000%	12/24	2.153%	600	USD	(9)	(21)	(30)		3
Marks & Spencer PLC	1.000%	12/23	3.838%	200	EUR	(5)	(17)	(22)		–p
Marks & Spencer PLC	1.000%	12/24	4.246%	2,900	EUR	(134)	(304)	(438)		1
Telefonica Emisiones SAU	1.000%	6/24	1.002%	1,000	EUR	13	(13)	–p		1
Telefonica Emisiones SAU	1.000%	12/24	1.094%	3,200	EUR	67	(81)	(14)		3
Volkswagen International Finance	1.000%	6/24	1.954%	700	EUR	4	(34)	(30)		1
						$15	$(1,672)	$(1,657)		$6

Multi-Sector Bond Portfolio

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$525	$–	$525	$(1,337)	$(1,045)	$(2,382)	$–

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Goldman Sachs International	AUD	2,568	1,580	4/20	$98	$—	$98
Buy	Goldman Sachs International	BRL	12,700	2,444	4/20	—	(34)	(34)
Buy	BNP Paribas	BRL	23,201	4,465	4/20	2	—	2
Buy	Goldman Sachs International	BRL	11,097	2,136	4/20	—	(394)	(394)
Buy	HSBC Bank USA NA	BRL	12,078	2,324	4/20	—	(411)	(411)
Buy	JP Morgan Chase Bank NA	BRL	12,700	2,444	4/20	—	(237)	(237)
Buy	UBS AG	BRL	12,674	2,439	4/20	1	—	1
Buy	UBS AG	BRL	12,674	2,434	5/20	—	(96)	(96)
Sell	Goldman Sachs International	BRL	12,700	2,444	4/20	731	—	731
Sell	BNP Paribas	BRL	23,201	4,465	4/20	647	—	647
Sell	Goldman Sachs International	BRL	11,097	2,136	4/20	—	(1)	(1)
Sell	HSBC Bank USA NA	BRL	12,078	2,324	4/20	—	(1)	(1)
Sell	JP Morgan Chase Bank NA	BRL	12,700	2,444	4/20	—	(1)	(1)
Sell	UBS AG	BRL	12,674	2,439	4/20	94	—	94
Sell	Goldman Sachs International	BRL	12,700	2,439	5/20	36	—	36
Buy	BNP Paribas	COP	212,965	52	5/20	1	—	1
Buy	Barclays Bank PLC	EUR	5,067	5,588	4/20	—	(78)	(78)
Buy	Goldman Sachs International	EUR	6,062	6,686	4/20	—	(88)	(88)
Buy	JP Morgan Chase Bank NA	EUR	27,841	30,706	4/20	—	(398)	(398)
Sell	BNP Paribas	EUR	161,566	178,191	4/20	214	—	214
Sell	Goldman Sachs International	EUR	1,652	1,822	4/20	—	(35)	(35)
Sell	JP Morgan Chase Bank NA	EUR	124,248	137,208	5/20	—	(416)	(416)
Buy	Bank of America NA	GBP	1,976	2,454	4/20	152	—	152
Buy	Barclays Bank PLC	GBP	40,156	49,878	4/20	793	—	793
Buy	Royal Bank of Scotland PLC	GBP	1,622	2,015	4/20	—	(80)	(80)
Sell	Bank of America NA	GBP	43,754	54,346	4/20	2,071	—	2,071
Sell	Barclays Bank PLC	GBP	40,156	49,913	5/20	—	(796)	(796)
Buy	HSBC Bank USA NA	IDR	74,444,189	4,533	6/20	—	(723)	(723)
Sell	HSBC Bank USA NA	IDR	73,239,624	4,460	6/20	652	—	652
Buy	BNP Paribas	INR	186,677	2,447	6/20	—	(133)	(133)
Buy	HSBC Bank USA NA	INR	198,342	2,600	6/20	—	(135)	(135)
Sell	HSBC Bank USA NA	INR	388,592	5,094	6/20	122	—	122
Buy	BNP Paribas	MXN	1,225	52	4/20	—	(12)	(12)
Buy	JP Morgan Chase Bank NA	MXN	95,658	3,987	6/20	—	(1,018)	(1,018)
Sell	JP Morgan Chase Bank NA	MXN	95,876	4,035	4/20	180	—	180
Buy	Bank of America NA	PLN	10,620	2,566	6/20	—	(187)	(187)
Buy	BNP Paribas	PLN	9,064	2,190	6/20	—	(137)	(137)
Buy	HSBC Bank USA NA	PLN	1,253	303	6/20	—	(14)	(14)
Sell	BNP Paribas	PLN	20,967	5,067	6/20	369	—	369
Buy	Goldman Sachs International	RUB	282,876	3,594	4/20	—	(827)	(827)
Sell	HSBC Bank USA NA	RUB	283,000	3,596	4/20	634	—	634
						$6,797	$(6,252)	$545

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Federative Republic of Brazil	Goldman Sachs International	1.000%	6/24	2.301%	USD	100	$(3)	$(2)	$(5)
Federative Republic of Brazil	Goldman Sachs International	1.000%	12/24	2.474%	USD	1,400	(20)	(77)	(97)
Federative Republic of Brazil	HSBC Bank USA NA	1.000%	6/24	2.301%	USD	500	(12)	(16)	(28)
Intrum AB	Barclays Bank PLC	5.000%	12/24	11.214%	EUR	100	9	(31)	(22)
Intrum AB	Goldman Sachs International	5.000%	12/24	11.214%	EUR	200	16	(60)	(44)
Intrum AB	Goldman Sachs International	5.000%	12/24	11.214%	EUR	200	18	(62)	(44)
Intrum AB	Goldman Sachs International	5.000%	12/24	11.214%	EUR	200	20	(64)	(44)
Intrum AB	Goldman Sachs International	5.000%	12/24	11.214%	EUR	300	31	(98)	(67)
Intrum AB	Goldman Sachs International	5.000%	12/24	11.214%	EUR	300	32	(99)	(67)
Intrum AB	Goldman Sachs International	5.000%	12/24	11.214%	EUR	400	43	(132)	(89)
Intrum AB	Goldman Sachs International	5.000%	12/24	11.214%	EUR	400	43	(132)	(89)
Intrum AB	Goldman Sachs International	5.000%	12/24	11.214%	EUR	500	41	(152)	(111)
Intrum AB	Goldman Sachs International	5.000%	12/24	11.214%	EUR	600	65	(198)	(133)
Intrum AB	Goldman Sachs International	5.000%	12/24	11.214%	EUR	600	55	(188)	(133)
Intrum AB	JP Morgan Chase Bank NA	5.000%	12/24	11.214%	EUR	800	66	(244)	(178)
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	11.214%	EUR	100	9	(31)	(22)
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	11.214%	EUR	100	9	(31)	(22)
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	11.214%	EUR	200	21	(65)	(44)
Park Aerospace Holdings, Ltd.Æ	UBS AG	5.000%	7/20	8.684%	USD	200	1	1	2
Republic of Indonesia	HSBC Bank USA NA	1.000%	12/24	1.919%	USD	7,400	(39)	(266)	(305)
Republic of Peru	Barclays Bank PLC	1.000%	3/23	0.746%	USD	1,100	(9)	17	8
United Mexican States	BNP Paribas	1.000%	6/24	2.001%	USD	100	(1)	(3)	(4)
United Mexican States	Goldman Sachs International	1.000%	12/24	2.175%	USD	200	(1)	(10)	(11)
United Mexican States	HSBC Bank USA NA	1.000%	6/24	2.001%	USD	400	(4)	(13)	(17)
United Mexican States	Morgan Stanley Capital Services	1.000%	12/24	2.175%	USD	1,200	(6)	(60)	(66)
							$384	$(2,016)	$(1,632)

Multi-Sector Bond Portfolio

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
iBoxx USD Liquid High Yield Index	Barclays Bank Plc	3-Month USD-LIBOR	iBoxx USD Liquid High Yield Index	12/20	6	$(206)	$1,494
						$(206)	$1,494

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$6,797	$1,504	$8,301	$(6,252)	—	$(1,642)	$(7,894)

+	All par is stated in U.S Dollar unless otherwise noted.
¥	Foreign Bond — par value is foreign denominated
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the value of these securities (in thousands) was $195,303 representing 21.5% of the net assets.

Æ	Security valued using significant unobservable inputs.
b

Cash or securities with an aggregate value of $209,232 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2020.

§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2020, the aggregate value of these securities was $98,407 (in thousands), representing 10.8% of net assets.

Þ	PIK - Payment In Kind. PIK rate of Odebrecht Drilling Norbe VIII/IX, Ltd. 7.350%.
f	Defaulted Security
*	Non income producing
#	7-Day yield as of 3/31/2020.
@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,105,192 and the net unrealized depreciation of investments based on that cost was $92,570 which is comprised of $34,113 aggregate gross unrealized appreciation and $126,683 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

Multi-Sector Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

		Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$—	$32,625	$—
Convertible Corporate Bonds	—	633	—
Municipal Bonds	—	10,410	—
Corporate Bonds
Communications	—	62,098	1,065
All Others	—	416,311	—
Governments	—	195,167	—
Structured Products	—	145,779	—
Short-Term Investments
Money Market Funds	4,511	—	—
All Others	—	157,788	—
Other Financial Instruments^
Futures	6,256	—	—
Forward Currency Contracts	—	6,797	—
Total Return Swaps	—	1,494	—
Interest Rate Swaps	—	1,091	—
Credit Default Swaps	—	8	2

Total Assets:	$10,767	$1,030,201	$1,067

Liabilities:
Other Financial Instruments^
Futures	(348)	—	—
Forward Currency Contracts	—	(6,252)	—
Interest Rate Swaps	—	(3,516)	—
Credit Default Swaps	—	(17,596)	—

Total Liabilities:	$(348)	$(27,364)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

For the period ended March 31, 2020, there were transfers from Level 3 to Level 2 in the amount of $64 (in thousands). These transfers were the result of an increase in the quantity of observable inputs for securities that were previously not priced by a third party vendor.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand